Summary of significant accounting policies - Recently issued accounting standards (Details) - Retrospectively adjusted - ASU 2015-03 Debt issuance costs - Convertible notes ¥ in Thousands	Mar. 31, 2015 CNY (¥)
Recently issued accounting standards
Current debt issuance costs	¥ 3,592
Non-current debt issuance costs	¥ 4,210